FAIR VALUE OF FINANCIAL INSTRUMENTS - Liability under put option (Details) - MTS Armenia - Liabilities under put option agreements ₽ in Millions	Dec. 31, 2018 RUB (₽) item
Significant unobservable inputs
Liabilities | ₽	₽ 3,629
Percentage of voting equity interests acquired	20.00%
Discounted cash flow technique | Level 3 | Post-tax discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.13
Discounted cash flow technique | Minimum | Level 3 | Revenue growth rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.003
Discounted cash flow technique | Minimum | Level 3 | OIBDA margin
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.405
Discounted cash flow technique | Maximum | Level 3 | Revenue growth rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.020
Discounted cash flow technique | Maximum | Level 3 | OIBDA margin
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.432
Discounted cash flow technique | Weighted average | Level 3 | Revenue growth rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.009
Discounted cash flow technique | Weighted average | Level 3 | OIBDA margin
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Quantitative input amount	0.415